Trade and other receivables (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance at the beginning of year	$ (5,820,206)	$ (6,323,298)
Estimate of expected credit losses up 12 months	(1,091,053)	(1,846,559)
Estimate of expected credit losses longer than 12 months	(31,800)	(33,501)
Impairment provision of accounts receivable	(1,122,853)	(1,880,060)
Uncollectible accounts	478,548	1,995,725
Add back of unused provisions	204,012	476,246
Effect of translation into presentation currency	570,758	(88,819)
Total	$ (5,689,741)	$ (5,820,206)